STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 006 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions to net assets attributable to:
Net appreciation in fair value of investments	$ 30,459,895	$ 22,134,985
Plan's interest in the Church & Dwight Co., Inc. Master Trust for Salaried and Hourly 401(k) Plans investment and dividend income (loss)	(10,036,000)	6,423,468
Dividend and interest income	4,591,579	2,815,035
Totals	25,015,474	31,373,488
Contributions:
Employee	12,151,985	11,409,324
Employer	14,674,911	17,019,628
Totals	26,826,896	28,428,952
Interest income on notes receivable from participants	430,620	367,518
Other additions	139,886	20,450
Totals	570,506	387,968
Total additions	52,412,876	60,190,408
Deductions from net assets attributable to:
Distributions to participants	47,188,591	27,735,932
Administrative expenses	251,511	245,633
Total deductions	47,440,102	27,981,565
Net increase in Plan assets before transfers	4,972,774	32,208,843
Transfers to other plans, net	(617,177)	(1,269,977)
Net increase in Plan assets after transfers	4,355,597	30,938,866
Net assets available for benefits:
Beginning of year	281,591,680	250,652,814
End of year	$ 285,947,277	$ 281,591,680